Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The following table provides information in accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010.

					Average Summary Compensation	Average Compensation	Value of Initial Fixed $100 Investment Based on:		Net Income from
Year	Summary Compensation Table Total for PEO 1 ($)(1)	Compensation Actually Paid to PEO 1 ($)(2)	Summary Compensation Table Total for PEO 2 ($)(1)	Compensation Actually Paid to PEO 2 ($)(2)	Table Total for Non- PEO Named Executive Officers ($)(1)	Actually Paid to Non-PEO Named Executive Officers ($)(2)	Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)(4)	Continuing Operations Attributable to Hubbell ($ millions)	Adjusted Diluted EPS (5)
2022	8,145,111	16,337,722	N/A	N/A	2,343,695	4,107,995	169.88	119.67	511.3	10.62
2021	6,088,700	12,169,471	N/A	N/A	2,180,790	3,924,025	147.66	146.76	365.0	8.05
2020	6,674,686	5,334,561	8,981,039	7,598,826	2,228,169	2,320,228	108.90	118.61	330.0	7.14

(1)	Gerben W. Bakker became Chief Executive Officer, effective on October 1, 2020, and is reflected in the tables above and below as Principal Executive Officer (“PEO”) 1. Prior to that, David G. Nord served as Chief Executive Officer, and he is reflected in the tables as PEO 2. The non-PEO NEOs for 2020 are William R. Sperry, Allan J. Connolly, Stephen M. Mais, and Rodd R. Ruland; for 2021 are William R. Sperry, Allan J. Connolly, Peter J. Lau and Katherine A. Lane; and for 2022 are William R. Sperry, Allan J. Connolly, Peter J. Lau, Katherine A. Lane and Alyssa R. Flynn.

(2)	Compensation Actually Paid (“CAP”) reflects the exclusions and inclusions for the PEOs and NEOs set forth below.

PEO 1: Gerben W. Bakker		2022	2021	2020
Summary Compensation Table Total		8,145,111	6,088,700	6,674,686
Less:	Aggregate grant date fair value of restricted stock and performance shares granted in the applicable year as calculated in accordance with FASB ASC Top 718	(3,579,025)	(3,130,670)	(2,541,156)
Less:	Aggregate grant date fair value of SARs granted in the applicable year as calculated in accordance with FASB ASC Top 718	(1,174,988)	(1,025,488)	(838,512)
Plus:	The fair value as of the end of the fiscal year of unvested equity awards granted in that year	8,505,609	6,411,661	3,663,876
Plus:	The change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year	2,784,556	3,216,228	(55,020)
Plus:	The change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year	1,656,459	601,582	147,663
Plus:	Dividends or other earnings paid in stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Plus:	Awards that are granted and vest in the same year, the fair value as of the vesting date	—	—	—
Less:	Aggregate change in the actuarial present value of accumulated benefit under the retirement plans in which they participate	—	—	(1,716,976)
Less:	Awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	—	—	—
Plus:	Service costs, or the actuarial present value of applicable benefit under all such plans attributable to services rendered during the applicable fiscal year and any prior service costs, where applicable	—	7,458	—
Compensation Actually Paid to PEO 1		16,337,722	12,169,471	5,334,561

PEO 2: David G. Nord		2022	2021	2020
Summary Compensation Table Total		N/A	N/A	8,981,039
Less:	Aggregate grant date fair value of restricted stock and performance shares granted in the applicable year as calculated in accordance with FASB ASC Top 718	N/A	N/A	(3,862,554)
Less:	Aggregate grant date fair value of SARs granted in the applicable year as calculated in accordance with FASB ASC Top 718	N/A	N/A	(1,274,491)
Plus:	The fair value as of the end of the fiscal year of unvested equity awards granted in that year	N/A	N/A	5,569,030
Plus:	The change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year	N/A	N/A	(770,376)
Plus:	The change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year	N/A	N/A	1,026,483
Plus:	Dividends or other earnings paid in stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	N/A	N/A	—
Plus:	Awards that are granted and vest in the same year, the fair value as of the vesting date	N/A	N/A	—
Less:	Aggregate change in the actuarial present value of accumulated benefit under the retirement plans in which they participate	N/A	N/A	(2,070,305)
Less:	Awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	N/A	N/A	—
Plus:	Service costs, or the actuarial present value of applicable benefit under all such plans attributable to services rendered during the applicable fiscal year and any prior service costs, where applicable	N/A	N/A	—
Compensation Actually Paid to PEO 2		N/A	N/A	7,598,826

Non-PEO Named Executive Officers		2022	2021	2020
Summary Compensation Table Total		2,343,695	2,180,790	2,228,169
Less:	Aggregate grant date fair value of restricted stock and performance shares granted in the applicable year as calculated in accordance with FASB ASC Top 718	(776,747)	(834,774)	(879,657)
Less:	Aggregate grant date fair value of SARs granted in the applicable year as calculated in accordance with FASB ASC Top 718	(254,992)	(273,441)	(253,122)
Plus:	The fair value as of the end of the fiscal year of unvested equity awards granted in that year	1,845,901	1,709,616	1,226,859
Plus:	The change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year	623,409	884,446	(87,273)
Plus:	The change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year	326,729	257,388	135,936
Plus:	Dividends or other earnings paid in stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Plus:	Awards that are granted and vest in the same year, the fair value as of the vesting date	—	—	—
Less:	Aggregate change in the actuarial present value of accumulated benefit under the retirement plans in which they participate	—	—	(50,684)
Less:	Awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	—	—	—
Plus:	Service costs, or the actuarial present value of applicable benefit under all such plans attributable to services rendered during the applicable fiscal year and any prior service costs, where applicable	—	—	—
Compensation Actually Paid to PEO 2		4,107,995	3,924,025	2,320,228

(3)	Dollar values assume $100 was invested for the cumulative period from December 31, 2019 through December 31, 2022, in either the Company or the peer group, and reinvestment of the pre-tax value of dividends paid. Historical stock performance is not necessarily indicative of future stock performance.
(4)	For purposes of this disclosure, the peer group used is the Dow Jones U.S. Electrical Components & Equipment Index.
(5)	“Adjusted Diluted EPS” was determined to be the “most important” financial performance metric used to link performance to CAP for 2022. Adjusted Diluted EPS is a non-GAAP financial measure. A reconciliation to the comparable GAAP financial measure can be found in Management’s Discussion and Analysis of Financial Condition and Results of Operations in our Annual Report on Form 10-K for the year ended December 31, 2022, filed with the SEC on February 9, 2023.

Named Executive Officers, Footnote [Text Block]

(1)	Gerben W. Bakker became Chief Executive Officer, effective on October 1, 2020, and is reflected in the tables above and below as Principal Executive Officer (“PEO”) 1. Prior to that, David G. Nord served as Chief Executive Officer, and he is reflected in the tables as PEO 2. The non-PEO NEOs for 2020 are William R. Sperry, Allan J. Connolly, Stephen M. Mais, and Rodd R. Ruland; for 2021 are William R. Sperry, Allan J. Connolly, Peter J. Lau and Katherine A. Lane; and for 2022 are William R. Sperry, Allan J. Connolly, Peter J. Lau, Katherine A. Lane and Alyssa R. Flynn.

Adjustment To PEO Compensation, Footnote [Text Block]

(2)	Compensation Actually Paid (“CAP”) reflects the exclusions and inclusions for the PEOs and NEOs set forth below.

PEO 1: Gerben W. Bakker		2022	2021	2020
Summary Compensation Table Total		8,145,111	6,088,700	6,674,686
Less:	Aggregate grant date fair value of restricted stock and performance shares granted in the applicable year as calculated in accordance with FASB ASC Top 718	(3,579,025)	(3,130,670)	(2,541,156)
Less:	Aggregate grant date fair value of SARs granted in the applicable year as calculated in accordance with FASB ASC Top 718	(1,174,988)	(1,025,488)	(838,512)
Plus:	The fair value as of the end of the fiscal year of unvested equity awards granted in that year	8,505,609	6,411,661	3,663,876
Plus:	The change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year	2,784,556	3,216,228	(55,020)
Plus:	The change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year	1,656,459	601,582	147,663
Plus:	Dividends or other earnings paid in stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Plus:	Awards that are granted and vest in the same year, the fair value as of the vesting date	—	—	—
Less:	Aggregate change in the actuarial present value of accumulated benefit under the retirement plans in which they participate	—	—	(1,716,976)
Less:	Awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	—	—	—
Plus:	Service costs, or the actuarial present value of applicable benefit under all such plans attributable to services rendered during the applicable fiscal year and any prior service costs, where applicable	—	7,458	—
Compensation Actually Paid to PEO 1		16,337,722	12,169,471	5,334,561

PEO 2: David G. Nord		2022	2021	2020
Summary Compensation Table Total		N/A	N/A	8,981,039
Less:	Aggregate grant date fair value of restricted stock and performance shares granted in the applicable year as calculated in accordance with FASB ASC Top 718	N/A	N/A	(3,862,554)
Less:	Aggregate grant date fair value of SARs granted in the applicable year as calculated in accordance with FASB ASC Top 718	N/A	N/A	(1,274,491)
Plus:	The fair value as of the end of the fiscal year of unvested equity awards granted in that year	N/A	N/A	5,569,030
Plus:	The change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year	N/A	N/A	(770,376)
Plus:	The change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year	N/A	N/A	1,026,483
Plus:	Dividends or other earnings paid in stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	N/A	N/A	—
Plus:	Awards that are granted and vest in the same year, the fair value as of the vesting date	N/A	N/A	—
Less:	Aggregate change in the actuarial present value of accumulated benefit under the retirement plans in which they participate	N/A	N/A	(2,070,305)
Less:	Awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	N/A	N/A	—
Plus:	Service costs, or the actuarial present value of applicable benefit under all such plans attributable to services rendered during the applicable fiscal year and any prior service costs, where applicable	N/A	N/A	—
Compensation Actually Paid to PEO 2		N/A	N/A	7,598,826

Non-PEO NEO Average Total Compensation Amount	$ 2,343,695	$ 2,180,790	$ 2,228,169
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,107,995	3,924,025	2,320,228
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Non-PEO Named Executive Officers		2022	2021	2020
Summary Compensation Table Total		2,343,695	2,180,790	2,228,169
Less:	Aggregate grant date fair value of restricted stock and performance shares granted in the applicable year as calculated in accordance with FASB ASC Top 718	(776,747)	(834,774)	(879,657)
Less:	Aggregate grant date fair value of SARs granted in the applicable year as calculated in accordance with FASB ASC Top 718	(254,992)	(273,441)	(253,122)
Plus:	The fair value as of the end of the fiscal year of unvested equity awards granted in that year	1,845,901	1,709,616	1,226,859
Plus:	The change in fair value during the year of equity awards granted in prior years that remained outstanding and unvested at the end of the year	623,409	884,446	(87,273)
Plus:	The change in fair value during the year through the vesting date of equity awards granted in prior years that vested during that year	326,729	257,388	135,936
Plus:	Dividends or other earnings paid in stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Plus:	Awards that are granted and vest in the same year, the fair value as of the vesting date	—	—	—
Less:	Aggregate change in the actuarial present value of accumulated benefit under the retirement plans in which they participate	—	—	(50,684)
Less:	Awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during the covered fiscal year, the amount equal to the fair value at the end of the prior fiscal year	—	—	—
Plus:	Service costs, or the actuarial present value of applicable benefit under all such plans attributable to services rendered during the applicable fiscal year and any prior service costs, where applicable	—	—	—
Compensation Actually Paid to PEO 2		4,107,995	3,924,025	2,320,228

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following is a graphic illustration of the connection between pay and performance:

(1)	Adjusted diluted earnings per share and adjusted operating profit margin are non-GAAP financial measures. A reconciliation to the comparable GAAP financial measures can be found in Management’s Discussion and Analysis of Financial Condition and Results of Operation in our Annual Report on Form 10-K for the year ended December 31, 2022, filed with the SEC on February 9, 2023.

Compensation Actually Paid vs. Net Income [Text Block]

The following is a graphic illustration of the connection between pay and performance:

(1)	Adjusted diluted earnings per share and adjusted operating profit margin are non-GAAP financial measures. A reconciliation to the comparable GAAP financial measures can be found in Management’s Discussion and Analysis of Financial Condition and Results of Operation in our Annual Report on Form 10-K for the year ended December 31, 2022, filed with the SEC on February 9, 2023.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

The following is a graphic illustration of the connection between pay and performance:

(1)	Adjusted diluted earnings per share and adjusted operating profit margin are non-GAAP financial measures. A reconciliation to the comparable GAAP financial measures can be found in Management’s Discussion and Analysis of Financial Condition and Results of Operation in our Annual Report on Form 10-K for the year ended December 31, 2022, filed with the SEC on February 9, 2023.

Tabular List [Table Text Block]

Most Important Measures to Determine CAP for the fiscal year ended December 31, 2022

The four items listed in the table below represent the most important metrics we used to determine CAP for the fiscal year ended December 31, 2022, as further described in the CD&A section beginning on page 34. The table below explains why each measure is important to us.

Most Important Measures
Adjusted Diluted Earnings Per Share (EPS)(1)
Relative Sales Growth
Adjusted Operating Profit Margin(1)
Relative Total Shareholder Return

Total Shareholder Return Amount	$ 169.88	147.66	108.90
Peer Group Total Shareholder Return Amount	119.67	146.76	118.61
Net Income (Loss)	$ 511,300,000	$ 365,000,000.0	$ 330,000,000.0
Company Selected Measure Amount	0.1062	0.0805	0.0714
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Diluted Earnings Per Share (EPS
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative Sales Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Operating Profit Margin
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Non-PEO NEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (776,747)	$ (834,774)	$ (879,657)
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(254,992)	(273,441)	(253,122)
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,845,901	1,709,616	1,226,859
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	623,409	884,446	(87,273)
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	326,729	257,388	135,936
Non-PEO NEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Adjustment Type 8 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(50,684)
Non-PEO NEO [Member] | Adjustment Type 9 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Adjustment Type 10 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Peo 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	8,145,111	6,088,700	6,674,686
PEO Actually Paid Compensation Amount	16,337,722	12,169,471	5,334,561
Peo 1 [Member] | PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,579,025)	(3,130,670)	(2,541,156)
Peo 1 [Member] | PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,174,988)	(1,025,488)	(838,512)
Peo 1 [Member] | PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,505,609	6,411,661	3,663,876
Peo 1 [Member] | PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,784,556	3,216,228	(55,020)
Peo 1 [Member] | PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,656,459	601,582	147,663
Peo 1 [Member] | PEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Peo 1 [Member] | PEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Peo 1 [Member] | PEO [Member] | Adjustment Type 8 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,716,976)
Peo 1 [Member] | PEO [Member] | Adjustment Type 9 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Peo 1 [Member] | PEO [Member] | Adjustment Type 10 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 7,458
Peo 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			8,981,039
PEO Actually Paid Compensation Amount			7,598,826
Peo 2 [Member] | PEO [Member] | Adjustment Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,862,554)
Peo 2 [Member] | PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,274,491)
Peo 2 [Member] | PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,569,030
Peo 2 [Member] | PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (770,376)
Peo 2 [Member] | PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,026,483
Peo 2 [Member] | PEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Peo 2 [Member] | PEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Peo 2 [Member] | PEO [Member] | Adjustment Type 8 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,070,305)
Peo 2 [Member] | PEO [Member] | Adjustment Type 9 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Peo 2 [Member] | PEO [Member] | Adjustment Type 10 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Gerben W Bakker [Member] | Peo 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Gerben W. Bakker	Gerben W. Bakker	Gerben W. Bakker
David G Nord [Member] | Peo 2 [Member]
Pay vs Performance Disclosure [Table]
PEO Name	David G. Nord	David G. Nord	David G. Nord
William R Sperry [Member] | Non Peo 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Name	William R. Sperry	William R. Sperry	William R. Sperry
Allan J Connolly [Member] | Non Peo 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Allan J. Connolly	Allan J. Connolly	Allan J. Connolly
Stephen M Mais [Member] | Non Peo 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Stephen M. Mais
Rodd R Ruland [Member] | Non Peo 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Rodd R. Ruland
Peter J Lau [Member] | Non Peo 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Peter J. Lau	Peter J. Lau
Katherine A Lane [Member] | Non Peo 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Katherine A. Lane	Katherine A. Lane
Alyssa R Flynn [Member] | Non Peo 1 [Member]
Pay vs Performance Disclosure [Table]
PEO Name	Alyssa R. Flynn